UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

J. Garrett Stevens

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Christopher Menconi

Morgan Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2018

Date of reporting period: April 30, 2018

Item 1.	Reports to Stockholders.

EXCHANGE TRADED CONCEPTS TRUST

ROBO Global® Robotics and Automation Index ETF

Annual Report

April 30, 2018

ROBO Global®

Robotics and Automation Index ETF

The Fund files its complete schedule of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund’s Forms N-Q will be available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Exchange Traded Concepts uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Fund voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-855-456-ROBO; and (ii) on the Commission’s website at http://www.sec.gov.

1

ROBO GLOBAL®

Robotics and Automation Index ETF

 Management Discussion of Fund Performance (Unaudited)

Dear Shareholders,

On behalf of the entire ROBO Global® team, we want to express our appreciation for the confidence you have placed in the ROBO Global® Robotics and Automation Index ETF (“ROBO” or the “Fund”). The following information pertains to the last fiscal period, May 1, 2017, through April 30, 2018.

The Fund had positive performance during the fiscal period ending on April 30, 2018. The market price for ROBO increased 21.62% and the NAV increased 22.37%, while the MSCI All Country World Index, a broad global equity index, gained 14.16% over the same period. The Fund’s Index returned 23.49%. Meanwhile, outstanding shares ended the period at 55,250,000.

Robotics, Automation and AI companies powered ahead, as sales and earnings growth accelerated across the board on the back of an increasingly favorable macro backdrop and continued adoption of next generation technologies. There was one completed acquisition (Mobileye) and two takeover attempts (Qualcomm and Rockwell Automation) of ROBO constituents.

For the period, the largest positive contributor to return was Hiwin Technologies Corp. (2049 TT), a Taiwan based provider of actuators, adding 1.87% to the return of the Fund, gaining 144.77% with an average weighting of 1.94%. The second largest contributor to return was Daifuku Co. Ltd. (6383 JP), a Japan-based provider of logistics and warehouse automation solutions, adding 1.65% to the return of the Fund, gaining 115.20% with an average weighting of 1.93%. The third largest contributor to return was Aerovironment Inc. (AVAV US), a US-based provider of Unmanned Aerial Systems, adding 1.59% to the return of the Fund, gaining 90.76% with an average weighting of 1.75%.

For the period, the largest negative contributor to return was iRobot Corp. (IRBT US), a US based provider of consumer robots, detracting 0.56% from the return of the Fund, declining 26.81% with an average weighting of 1.81%. The security contributing second-most negatively was Delta Electronics Inc. (2308 TT), a Taiwan-based provider of electronics components and systems, detracting 0.40% from the return of the Fund, and declining 33.19% with an average weighting of 0.93%. The third largest negative contributor to return was 3D Systems Corp. (DDD US), a US-based provider of additive manufacturing solutions, detracting 0.31% from the return of the Fund, and declining 36.58% with an average weight of 0.91%.

For the period, the best performing security in the Fund was Hiwin Technologies Corp. (2049 TT), gaining 144.77% and contributing 1.87% to the return of the Fund. The second-best performing security for the period was Nvidia Corp. (NVDA US), a US-based provider of Graphics Processing Units, gaining 116.32% and contributing 0.93% to the return of the Fund. The third-best performing security was Yaskawa Electric Corp. (6506 JP), a Japan-based provider of industrial robotics and automation solutions, gaining 115.97% for the period and contributing 1.54% to the return of the Fund.

For the period, the worst performing security in the Fund was 3D Systems Corp. (DDD US), declining 36.58% and reducing the return of the Fund by 0.31%. The second-worst performing security in the Fund was Delta Electronics Inc. (2308 TT), declining 33.19% and reducing the return of the Fund by 0.40%. The third-worst performing security in the Fund was The ExOne Co. (XONE US), a US-based provider of additive manufacturing solutions, declining 31.42% and reducing the return of the Fund by 0.05%.

We believe there is much ahead for robotics, automation and artificial intelligence, and we are thankful that you have joined us. From our perspective, this is one of the more compelling investment opportunities in the near to long term. With a combination of historical exponential gains in terms of performance capabilities and rapidly declining cost curves, we believe the industry is in the early stages of a dramatic increase in the scope of applications for Robotics and AI. This technological transition seems to be spreading from manufacturing into all industries and markets. We look forward to keeping you well informed as things progress.

Sincerely,

Garrett Steven, Chief Executive Officer

Exchange Traded Concepts, Advisor to the Fund

2

ROBO Global®

Robotics and Automation Index ETF

 Management Discussion of Fund Performance (Unaudited) (continued)

About the Index: The Fund tracks the ROBO Global® Robotics and Automation Index (the “Index”), which is designed to measure the performance of robotics-related and/or automation-related companies. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The Fund is designed to track, before fees and expenses, the price and yield performance of the Index. This is a rule-based index which employs specific investment criteria focused on companies that will derive a portion of revenues and profits from robotics-related and/or automation-related products and/or services.

The S&P 500 Index is a market-value weighted index consisting of 500 stocks chosen for market size, liquidity, and industry group representation, with each stock’s weight in the S&P 500 Index proportionate to its market value. The MSCI ACWI (All Country World Index) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI Index consists of 46 country indices comprising 23 developed and 23 emerging market country indices.

This material represents an assessment of the market environment at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. This information should not be relied upon by the reader as research or investment advice.

Growth of a $10,000 Investment‡

(at Net Asset Value)‡

	AVERAGE ANNUAL TOTAL RETURN FOR
	THE YEAR ENDED APRIL 30, 2018
	1 Year		3 Year		Annualized Inception to Date*
	Net Asset Value	Market Price	Net Asset Value	Market Price	Net Asset Value	Market Price
ROBO Global® Robotics & Automation Index ETF	22.37%	21.62%	15.05%	15.05%	11.39%	11.29%
ROBO Global® Robotics & Automation Index	23.49%	23.49%	16.09%	16.09%	12.88%	12.88%
S&P 500 Index	13.27%	13.27%	10.57%	10.57%	11.95%	11.95%
MSCI ACWI Index	14.16%	14.16%	7.43%	7.43%	7.79%	7.79%

*Fund commenced operations on October 21, 2013.

‡Unaudited

3

ROBO Global®

Robotics and Automation Index ETF

 Management Discussion of Fund Performance (Unaudited) (concluded)

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the Index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Investors should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus, containing this and other information, is available at www.roboglobaletfs.com. Investors should read the prospectus carefully before investing. There are risks associated with investing, including possible loss of principal.

Current performance may be lower or higher than the performance data shown above.

Performance data current to the most recent month-end is available at www.roboglobaletfs.com.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities.

Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

4

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2018

† Sector weightings percentages are based on the total fair value of investments. Repurchase agreements purchased from cash collateral received for securities lending activity are included in total investments. Please see Notes 2 and 6 in Notes to Financial Statements for more detailed information.

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Canada — 2.1%
Industrials— 2.1%
ATS Automation Tooling Systems*	1,727,933	$23,682,502
Maxar Technologies (A)	481,102	21,804,303
Total Canada		45,486,805

China — 1.5%
Information Technology— 1.5%
Hollysys Automation
Technologies	1,556,408	34,334,360
Total China		34,334,360

Finland — 0.9%
Industrials— 0.9%
Cargotec, Cl B	406,602	20,789,915
Total Finland		20,789,915

France — 2.1%
Industrials— 1.1%
Schneider Electric	268,043	24,379,322

Information Technology— 1.0%
Dassault Systemes	174,725	22,640,702
Total France		47,020,024

Germany — 8.6%
Industrials— 6.3%
Duerr	199,211	19,851,782
GEA Group	486,601	19,054,149
KION Group	265,662	22,243,351
Krones(A)	350,647	45,076,407
Siemens	180,170	22,995,794
SLM Solutions Group* (A)	289,047	11,699,056
		140,920,539
Information Technology— 2.3%
Basler(A)	36,370	7,487,734
Isra Vision(A)	91,079	20,181,578
Jenoptik	676,578	24,686,661
		52,355,973
Total Germany		193,619,736

Israel — 1.6%
Health Care— 1.6%
Mazor Robotics* (A)	1,269,959	34,520,690
Total Israel		34,520,690

Japan — 26.2%
Consumer Discretionary— 1.0%
Denso	420,971	22,144,017

Industrials— 15.0%
Aida Engineering	1,644,051	19,246,327
Daifuku	791,017	42,505,643
Daihen	2,742,546	21,353,888
FANUC	189,528	40,806,760
Fuji Machine Manufacturing (A)	1,216,400	21,865,742
Harmonic.Drive Systems(A)	855,639	41,051,905
Mitsubishi Electric	1,464,344	22,488,737
Nabtesco	1,137,410	41,109,952
Nachi-Fujikoshi	3,793,606	19,761,073
SMC	53,876	20,541,071
THK	551,757	19,312,125
Toshiba Machine	2,802,669	18,646,041
Yushin Precision Equipment	539,470	7,685,938
		336,375,202
Information Technology— 10.2%
Amano	866,400	21,544,203
Keyence	74,624	45,671,184
Omron (A)	796,758	43,251,017
Optex Group (A)	874,000	26,317,843
Topcon	1,067,453	21,266,142
Yaskawa Electric	1,022,949	41,787,361
Yokogawa Electric	1,187,878	26,205,506
		226,043,256
Total Japan		584,562,475

South Korea — 1.3%
Information Technology— 1.3%
Koh Young Technology	306,774	29,239,823
Total South Korea		29,239,823

Sweden — 2.1%
Health Care— 1.1%
Elekta, Cl B (A)	2,213,646	25,182,344

The accompanying notes are an integral part of the financial statements.

5

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2018 (continued)

Description	Shares	Fair Value

Information Technology— 1.0%
Hexagon, Cl B	389,506	$22,631,711
Total Sweden		47,814,055

Switzerland — 4.9%
Health Care— 1.1%
Tecan Group	109,152	24,148,185

Industrials— 3.0%
ABB	1,925,552	45,206,413
Kardex	158,042	22,319,701
		67,526,114
Information Technology— 0.8%
u-blox Holding (A)	102,172	18,743,747
Total Switzerland		110,418,046

Taiwan — 5.2%
Industrials— 3.5%
Airtac International Group	1,435,932	25,043,209
Hiwin Technologies	3,474,702	52,848,965
Teco Electric and Machinery	67,000	54,689
		77,946,863

Information Technology— 1.7%
Advantech	3,131,769	21,646,587
Delta Electronics	4,904,187	17,901,820
		39,548,407
Total Taiwan		117,495,270

United Kingdom — 1.0%
Information Technology— 1.0%
Renishaw	338,887	22,012,742
Total United Kingdom		22,012,742

United States — 42.3%
Consumer Discretionary— 1.7%
iRobot* (A)	676,276	39,467,468

Energy— 3.5%
Helix Energy Solutions Group*	3,536,943	27,305,200
Oceaneering International* (A)	2,422,264	51,448,887
		78,754,087

Health Care — 4.5%
Accuray*	2,362,928	11,814,640
Intuitive Surgical*	103,308	45,536,100
QIAGEN*	679,527	22,227,328
Varian Medical Systems*	185,408	21,431,310
		101,009,378

Industrials— 9.2%
Aerovironment*	619,153	33,743,839
Deere	139,963	18,941,193
ExOne* (A)	274,124	1,896,938
John Bean Technologies (A)	200,387	21,591,699
Lincoln Electric Holdings	244,440	20,256,743
Nordson	167,915	21,593,869

Raven Industries	615,307	22,520,236
Rockwell Automation	244,620	40,247,329
Teledyne Technologies*	120,992	22,636,393
		203,428,239
Information Technology— 23.4%
3D Systems* (A)	1,950,613	19,584,155
Ambarella* (A)	432,006	20,127,160
Autodesk*	168,658	21,234,042
Brooks Automation (A)	811,908	20,200,271
Cadence Design Systems*	591,277	23,686,557
Cognex	808,719	37,403,254
FARO Technologies*	479,032	24,191,116
FLIR Systems	456,046	24,421,263
IPG Photonics*	185,982	39,619,745
Manhattan Associates* (A)	501,637	21,600,489
Microchip Technology (A)	237,494	19,868,748
National Instruments	445,080	18,199,321
Novanta*	412,002	24,225,718
Nuance Communications*	1,337,777	19,692,078
NVIDIA	95,805	21,546,544
PTC*	291,183	23,978,920
QUALCOMM	372,241	18,988,013
Stratasys* (A)	1,045,122	20,034,989
Teradyne (A)	475,801	15,487,323
Trimble Navigation*	594,738	20,577,935
Xilinx	308,248	19,801,852
Zebra Technologies, Cl A*	327,500	44,156,825
		518,626,318
Total United States		941,285,490

Total Common Stock		2,228,256,207
(Cost $2,113,454,424)

SHORT-TERM INVESTMENT — 0.0%
Invesco Government & Agency, Cl Institutional, 1.61% (B)	655,373	655,373

Total Short-Term Investment
(Cost $655,373)		655,373

Par Amount
REPURCHASE AGREEMENTS — 7.2%
Citigroup Global Markets (C) (D)
1.720%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $38,024,433 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par values ranging from $3 to $10,722,095, 0.000% to 11.500%, 05/01/2018 to 03/20/2067, with a total market value of $38,783,069	38,022,616	38,022,616

The accompanying notes are an integral part of the financial statements.

6

ROBO Global®

Robotics and Automation Index ETF

Schedule of Investments

April 30, 2018 (concluded)

Description	Par Amount	Fair Value

Deutsche Bank (C) (D)
1.740%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $5,015,835 (collateralized by various U.S. Government Agency obligations, par values ranging from $39 to $3,026,004, 0.000% to 7.125%, 05/09/2018 to 03/01/2048, with a total market value of $5,332,637	5,015,593	$5,015,593

Merrill Lynch (C) (D)
1.710%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $2,753,497 (collateralized by various U.S. Treasury obligations, par values ranging from $1,397,384 to $1,439,761, 0.625% to 3.000%, 04/15/2023 to 02/15/2048, with a total market value of $2,808,433	2,753,366	2,753,366

Mizuho Securities USA LLC (C) (D)
1.740%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $38,024,454 (collateralized by various U.S. Government Agency obligations, par values ranging from $12,416 to $19,141,437, 2.000% to 4.500%, 03/01/2025 to 05/01/2048, with a total market value of $38,783,068	38,022,616	38,022,616

Nomura Securities (C) (D)
1.740%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $38,024,454 (collateralized by various U.S. Government Agency obligations, par values ranging from $14 to $6,134,016, 0.000% to 10.500%, 05/01/2018 to 03/20/2068, with a total market value of $38,783,068	38,022,616	38,022,616

RBC Dominion Securities (C) (D)
1.720%, dated 04/30/18, to be repurchased on 05/01/18, repurchase price $38,024,433 (collateralized by various U.S. Government Agency and U.S. Treasury obligations, par values ranging from $2 to $8,946,498, 0.125% to 7.000%, 10/31/2018 to 09/09/2049, with a total market value of $38,783,069	38,022,616	$38,022,616

Total Repurchase Agreements
(Cost $159,859,423)		159,859,423

Total Investments - 107.0%
(Cost $2,273,969,220)		$2,388,771,003

Percentages are based on Net Assets of $2,232,427,383.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at April 30, 2018 (see Note 6). The total market value of securities on loan at April 30, 2018 was $227,529,381.

(B)	Rate shown is the 7-day effective yield as of April 30, 2018.

(C)	This security was purchased with cash collateral held from securities on loan (see Note 6). The total market value of such securities as of March 31, 2018 was $159,859,423.

(D)	Tri-Party Repurchase Agreement.

Cl — Class

As of April 30, 2018, all of the Fund’s investments were considered Level 1, in accordance with the administrative guidance on fair value measurements and disclosure under U.S. GAAP.

For the year ended April 30, 2018, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the year ended April 30, 2018, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

ROBO Global®

Robotics and Automation Index ETF

Statement of Assets and Liabilities

April 30, 2018

Assets:
Cost of Investments and Repurchase Agreements	$2,273,969,220
Cost of Foreign Currency	100,793
Investments at Fair Value*	$2,228,911,580
Repurchase Agreements	$159,859,423
Cash and Cash Equivalents	165,001
Foreign Currency at Value	101,204
Segregated Cash Balances with Authorized Participants for Fund Shares Redeemed	2,013,000
Dividends Receivable	3,633,139
Receivable for Investment Securities Sold	2,022,414
Receivable from Authorized Participants	841,944
Reclaims Receivable	578,983
Other Receivables	463
Total Assets	2,398,127,151

Liabilities:
Payable Upon Return on Securities Loaned	159,859,423
Payable for Capital Shares Redeemed	2,025,148
Collateral Payable upon Return of Fund Shares	2,013,000
Advisory Fees Payable	1,801,804
Unrealized loss on foreign currency spot contracts	393
Total Liabilities	165,699,768
Net Assets	$2,232,427,383

Net Assets Consist of:
Paid-in Capital	$2,153,604,128
Undistributed Net Investment Income	797,465
Accumulated Net Realized Gain on Investments	(36,675,658)
Net Unrealized Appreciation on Investments	114,801,783
Net Unrealized Depreciation on Foreign Currency Translations	(100,335)
Net Assets	$2,232,427,383

Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	55,250,000
Net Asset Value, Offering and Redemption Price Per Share	$40.41

* Includes Market Value of Securities on Loan of $227,529,381.

The accompanying notes are an integral part of the financial statements.

8

ROBO Global®

Robotics and Automation Index ETF

Statement of Operations

For the year ended April 30, 2018

Investment Income:
Dividends	$16,633,651
Income from Securities Lending, net	991,935
Less: Foreign Taxes Withheld	(1,710,426)
Total Investment Income.	15,915,160

Expenses:
Advisory Fees	14,757,913
Total Expenses	14,757,913
Net Investment Income	1,157,247

Net Realized Gain (Loss) on:
Investments (1)	103,052,246
Foreign Currency Transactions	(362,119)
Net Realized Gain on Investments and Foreign Currency Transactions	102,690,127
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	66,510,797
Foreign Currency Transactions	(95,234)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	66,415,563
Net Realized and Unrealized Gain on Investments	169,105,690

Net Increase in Net Assets Resulting from Operations	$170,262,937

(1)	Includes realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

9

ROBO Global®

Robotics and Automation Index ETF

Statements of Changes in Net Assets

	Year Ended	Year Ended
	April 30, 2018	April 30, 2017
Operations:
Net Investment Income	$1,157,247	$734,636
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	102,690,127	(3,299,630)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Translations	66,415,563	52,955,191
Net Increase in Net Assets Resulting from Operations	170,262,937	50,390,197

Dividends and Distributions to Shareholders:
Investment Income	(464,807)	(246,924)
Total Dividends and Distributions to Shareholders	(464,807)	(246,924)

Capital Share Transactions:
Issued	1,946,501,297	375,620,589
Redeemed	(369,426,138)	(32,108,120)
Increase in Net Assets from Capital Share Transactions	1,577,075,159	343,512,469
Total Increase in Net Assets	1,746,873,289	393,655,742

Net Assets:
Beginning of Year	485,554,094	91,898,352
End of Year (Includes Undistributed Net Investment Income of $797,465 and $464,937, respectively).	$2,232,427,383	$485,554,094

Share Transactions:
Issued	49,700,000	12,100,000
Redeemed	(9,150,000)	(1,050,000)
Net Increase in Shares Outstanding from Share Transactions	40,550,000	11,050,000

(1) Includes net realized gains as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

10

ROBO Global®

Robotics and Automation Index ETF

Financial Highlights

Selected Per Share Data & Ratios

For the Year/Period ended April 30,

For a Share Outstanding Throughout the Year/Period

				Net												Ratio of
				Realized				Distributions								Net
	Net Asset			and			Distributions	from Net		Net Asset	Market		Net Assets	Ratio of		Investment
	Value,	Net		Unrealized			from	Realized		Value,	Price,		End of	Expenses		Income to
	Beginning	Investment		Gain on		Total from	Investment	Capital	Total	End of	End of	Total	Period	to Average		Average		Portfolio
	of Period	Income*		Investments		Operations	Income	Gains	Distributions	Period	Period	Return(1)	(000)	Net Assets		Net Assets		Turnover(3)
2018	$33.03	$0.03		$7.36		$7.39	$(0.01)	$—	$(0.01)	$40.41	$40.26	22.37%	$2,232,427	0.95%		0.07%		30%
2017	25.18	0.13		7.77		7.90	(0.05)	—	(0.05)	33.03	33.11	31.43	485,554	0.95		0.45		31
2016	26.67	0.06		(1.48)		(1.42)	(0.07)	—	(0.07)	25.18	24.76	(5.32)	91,898	0.95		0.25		25
2015	25.96	0.08		0.70		0.78	(0.05)	(0.02)	(0.07)	26.67	26.57	3.04	125,330	0.95		0.29		23
2014‡	25.00	—	**	0.96	†	0.96	—	—	—	25.96	26.05	3.84	105,150	0.95	(2)	0.02	(2)	8

‡	Commenced operations on October 21, 2013.
*	Per share data calculated using average shares method.
**	Amount represents less than $0.01.
†	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(1)	Total return is for the period indicated and has not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.
(2)	Annualized.
(3)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing creations or redemptions.

The accompanying notes are an integral part of the financial statements.

11

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”), is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the ROBO Global® Robotics and Automation Index ETF (the “Fund”). Until September 17, 2015, the Fund was named ROBO-STOX™ Global Robotics and Automation Index ETF. The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ROBO Global® Robotics and Automation Index (the “Index”). The Fund is classified as a “non-diversified” fund under the 1940 Act (see “Non-Diversification Risk” under Note 7.) The Fund commenced operations on October 21, 2013.

Shares of the Fund are listed and traded on the NASDAQ Stock Market LLC (“NASDAQ”). Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of Shares, typically 50,000 Shares, called “Creation Units”. Creation Units are issued and redeemed principally in-kind for securities included in the Index. Once created, Shares trade in a secondary market at market prices that change throughout the day in amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Fund. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies Accounting Standards Codification (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid for long positions and the most recent ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s Fair Value Procedures.

12

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued) —Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Board. The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board of Trustees (the “Board”). Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ’’Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•	Level 2 – Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 – Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended April 30, 2018 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended April 30, 2018, there have been no significant changes to the Fund’s fair valuation methodologies.

13

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2018, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. All tax years since inception remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Fund’s custodian bank until the repurchase date of the repurchase agreement. The Fund may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Fund’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

14

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018 (continued)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

Creation Units — The Fund issues and redeems shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for the Fund is called a “Creation Unit” or multiples thereof) Purchasers of Creation Units at NAV must pay a standard creation transaction fee of $1,500, up to a maximum of $2,000. An authorized participant who holds Creation Units (“Authorized Participants”) and wishes to redeem at NAV would also pay a standard redemption transaction fee of $1,500 to the Adviser. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

The following table discloses the Creation Unit breakdown based on the NAV as of April 30, 2018:

	Creation Unit	Creation Transaction		Redemption Transaction
	Shares	Fee	Value	Fee
ROBO Global® Robotics and Automation Index ETF	50,000	$1,500	$2,020,500	$1,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

3. AGREEMENTS

Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as investment adviser to the Trust, including the Fund, pursuant to an investment advisory agreement (“Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

15

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018 (continued)

3. AGREEMENTS (continued)

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.95% of average daily net assets of the Fund.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with ROBO Global®, the Fund’s index provider, pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Sub-Advisory Agreement

Vident Investment Advisory, LLC (the “Sub-Adviser”), a Delaware limited liability company, serves as the Fund’s sub-adviser pursuant to a sub-advisory agreement (“Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Adviser and the Board.

Under the Sub-Advisory agreement, the Adviser pays the Sub-Adviser a fee, calculated daily and paid monthly, at an annual rate of 0.04% on the average daily net assets of the Fund, subject to a $20,000 minimum fee.

Distribution Agreement

SEI Investments Distribution Co. (the “Distributor”) serves as the Fund’s underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund Shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily assets each year for certain distribution-related activities. For the period ended April 30, 2018, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Fund’s Administrator pursuant to an Administration Agreement. Brown Brothers Harriman & Co. (the “Custodian” and “Transfer Agent”) serves as the Fund’s Custodian and Transfer agent pursuant to a Custodian Agreement and Transfer Agency Services Agreement. The Adviser of the Fund pays these fees.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Adviser or the Administrator.

16

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018 (continued)

3. AGREEMENTS (concluded)

Securities pledged as collateral for repurchase agreements by Citigroup Global Markets, Deutsche Bank, Merrill Lynch, Mizuho Securities USA LLC, Nomura Securities, and RBC Dominion Securities are held by BNY and are designated as being held on the Fund’s behalf under a book-entry system. The Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Fund’s policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Fund records the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.

4. INVESTMENT TRANSACTIONS

For the year ended April 30, 2018, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
ROBO Global® Robotics and Automation Index ETF	$604,027,499	$458,125,180

There were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended April 30, 2018, in-kind transactions associated with creations and redemptions were:

			Net Realized
	Purchases	Sales	Gain
ROBO Global® Robotics and Automation Index ETF	$1,797,874,251	$354,611,596	$128,339,016

For the year ended April 30, 2017, the Fund had $1,912,552 of net realized gains as a result of in-kind transactions.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, accumulated undistributed net investment income (loss), or accumulated net realized gain (loss) as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to foreign currency, redemptions in-kind, and realized gains from passive foreign company investments have been reclassified within the components of net assets for the year ended April 30, 2018:

Undistributed
		Net	Accumulated
		Investment	Net Realized
	Paid-in Capital	Income	Loss
ROBO Global® Robotics and Automation Index ETF	$125,853,449	$(359,912)	$(125,493,537)

17

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018 (continued)

5. TAX INFORMATION (concluded)

During the year ended April 30, 2018, the Fund realized $128,339,016 of net capital gains resulting from in-kind redemptions in which shareholders exchanged fund shares for securities held by the Fund rather than cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends and distributions paid during the years ended April 30, 2018 and April 30, 2017 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Return of Capital	Totals
ROBO Global™ Robotics and Automation Index ETF
2018	$464,807	$–	$-	$464,807
2017	246,924	–	–	246,924

As of April 30, 2018, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

ROBO Global® Robotics and
Automation Index ETF
Undistributed Ordinary Income	$579,495
Capital Loss Carryforwards	(16,186,171)
Deferred Late-Year Losses	–
Unrealized Appreciation	94,429,475
Other Temporary Differences	456
Total Distributable Earnings	$78,823,255

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2018, the Fund has the following capital loss carryforwards to offset capital gains for an unlimited period:

			Total
	Non-expiring	Non-expiring	Capital Loss
	Short-Term	Long-Term	Carryforwards
ROBO Global® Robotics and Automation Index ETF	$10,161,938	$6,024,233	$16,186,171

For Federal income tax purposes, the cost of securities owned at April 30, 2018, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as return of capital distributions from investments related to prior years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at April 30, 2018, were as follows:

		Aggregated	Aggregated
		Gross	Gross
	Federal Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
ROBO Global® Robotics and Automation Index ETF	$2,294,341,528	$201,182,108	$(106,752,633)	$94,429,475

18

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018 (continued)

6. SECURITIES LENDING

The Fund has entered into a Securities Lending Agreement with the Bank of New York Mellon (the “Lending Agent”) to lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust’s Board. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser or its affiliates unless permissible under the 1940 Act and the rules and promulgations thereunder. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 102% of the value of domestic equity securities and American Depositary Receipts and 105% of the value of foreign equity securities (other than ADRs). However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or restricted from recovering the loaned securities or disposing of the collateral for the loan, which could give rise to loss because at adverse market actions expenses and/or delays in connection with the disposition of the underlying securities. Any gain or loss in the market price of the securities loaned and income from lending activity by the Fund that might occur during the term of the loan would be for the account of the Fund.

Cash collateral received in connection with securities lending is invested in repurchase agreements by the lending agent.

Securities lending transactions are entered into by the Fund under the Securities Lending Agreement, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following is a summary of securities lending agreements held by the ROBO Global® Robotics and Automation Index ETF, with cash collateral of overnight maturities and non-cash collateral, which would be subject to offset as of April 30, 2018:

Gross Amount
of Recognized
	Assets (Value	Value of Cash	Value of Non-
	of Securities	Collateral	cash Collateral
	on Loan)	Received	Received	Net Amount
ROBO Global® Robotics and Automation Index ETF	$227,529,381	$159,859,423	$78,812,792	$11,142,834

19

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018 (continued)

6. SECURITIES LENDING (concluded)

The value of loaned securities and related collateral outstanding at April 30, 2018 are shown in the Schedule of Investments. The value of the collateral held may be temporarily less than that required under the lending contract. As of April 30, 2018, the cash collateral was invested in Repurchase Agreements and the non-cash collateral consisted of U.S. Treasury Bills, Notes, Bonds and U.S. Treasury Inflation Indexed Bonds with the following maturities:

Remaining Contractual Maturity of the Agreements, as of April 30, 2018

	Overnight and		Between 30 & 90
	Continuous	<30 Days	Days	>90 Days	Total
ROBO Global® Robotics and Automation Index ETF
Repurchase Agreements	$159,859,423	$–	$–	$–	$159,859,423
U.S. Government Securities	$–	$1,056,212	$896,866	$76,859,715	$78,812,792
Total	$159,859,423	$1,056,212	$896,866	$76,859,715	$238,672,215

7. RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value (“NAV”), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Under normal circumstances, the Fund will invest at least 80% of its total assets in securities or in depositary receipts representing securities of the Index, which reflects the performance of a portfolio holding robotics-related and/or automation-related companies.

Concentration Risk: The Fund may concentrate its investments in a particular industry or group of industries, as described in the Prospectus. The securities of issuers in particular industries may dominate the Index of the Fund and consequently the Fund’s investment portfolio. This may adversely affect the Fund’s performance or subject its Shares to greater price volatility than that experienced by less concentrated investment companies.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s net asset value (“NAV”) is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk: Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay

20

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018 (continued)

7. RISKS OF INVESTING IN THE FUND (continued)

principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when the Fund does not price its Shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s Shares. Conversely, Shares may trade on days when foreign exchanges are close. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic 12 conditions and changes in regulatory, tax, or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility. As of April 30, 2018, the Fund invested a significant portion of its assets in securities of Japanese issuers.

Index Tracking Risk: Tracking error refers to the risk that the Sub-Adviser may not be able to cause the Fund’s performance to match or correlate to that of the Index, either on a daily or aggregate basis. There are a number of factors that may contribute to the Fund’s tracking error, such as Fund expenses, imperfect correlation between the Fund’s investments and those of the Index, rounding of share prices, the timing or magnitude of changes to the composition of the Index, regulatory policies, and high portfolio turnover rate. The Fund incurs operating expenses not applicable to the Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Index. Tracking error may cause the Fund’s performance to be less than expected.

Investing in Japan Risk. The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners. China has become an important trading partner with Japan, yet the countries’ political relationship has become strained. Should political tension increase, it could adversely affect the economy, especially the export sector, and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy.

21

ROBO Global®

Robotics and Automation Index ETF

Notes to the Financial Statements

April 30, 2018 (concluded)

7. RISKS OF INVESTING IN THE FUND (concluded)

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Robotics and Automation Companies Risk: The Fund invests primarily in the equity securities of robotics and automation companies and, as such, is particularly sensitive to risks to those types of companies. These risks include, but are not limited to, small or limited markets for such securities, changes in business cycles, world economic growth, technological progress, rapid obsolescence, and government regulation. Robotics and Automation companies, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change to technologies that affect a company’s products could have a material adverse effect on such company’s operating results. Robotics and automation companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

8. OTHER

At April 30, 2018, the records of the Trust reflected that 100% of the Fund’s total Shares outstanding were held by four Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the NASDAQ and have been purchased and sold by persons other than Authorized Participants.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

22

ROBO-Global®

Robotics and Automation Index ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of ROBO Global™ Robotics and Automation Index ETF and

Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ROBO Global™ Robotics and Automation Index ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of April 30, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the five periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the ROBO Global™ Robotics and Automation Index ETF as of April 30, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits include performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and confirmation of securities owned as of April 30, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Exchange Traded Concepts, LLC’s investment companies since 2012.

COHEN & COMPANY, LTD. Cleveland, Ohio
6/29/2018

23

ROBO Global®

Robotics and Automation Index ETF

Trustee and Officers of the Trust

(Unaudited) (continued)

The following chart lists Trustees and Officers as of April 30, 2018.

Certain officers and/or interested trustees of the Fund are also officers of the Distributor, the Advisor or the Administrator.

Set forth below are the names, ages, addresses, position with the Fund, term of office and length of time served, the principal occupations during the past five years, number of portfolios in fund complex overseen by the trustees, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Fund. The Fund’s Statement of Additional Information (“SAI”) includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-855-796-3863.

				Number of
				Portfolios in
				Fund
		Term of Office	Principal	Complex	Other
Name, Address, and	Position(s) Held	and Length of	Occupation(s)	Overseen By	Directorships held
Year of Birth	with the Trust	Time Served (1)	During Past 5 Years	Trustee(2)	by Trustee
Interested Trustee
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary; 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present - President	13	ETF Series Solutions (2012- 2014) -Trustee
Independent Trustees
David M. Mahle c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1944)	Trustee	Since 2011	Jones Day, 2012 to 2015 – Consultant; Jones Day, 2008 to 2011 – Of Counsel; Jones Day, 1988 to 2008 – Partner; Simplon International Ltd., 2012 to present – Director; Tuxedo Club, 2014 to present - Governor	20	Exchange Listed Funds Trust (7) – Trustee; Source ETF Trust, 2014 to 2015 - Trustee

24

ROBO Global®

Robotics and Automation Index ETF

Trustee and Officers of the Trust

(Unaudited) (continued)

				Number of
				Portfolios in
		Term of Office	Principal	Fund Complex	Other
Name, Address, and	Position(s) Held	and Length of	Occupation(s)	Overseen By	Directorships
Year of Birth	with the Trust	Time Served (1)	During Past 5 Years	Trustee(2)	held by Trustee
Independent
Trustees (continued)
Kurt Wolfgruber c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1950)	Trustee	Since 2012	Amherst Asset Management, 2010 to present – Independent Advisor; Oppenheimer Funds, Inc., 2007- 2009 - President	20	New Mountain Finance Corp. - Director; Exchange Listed Funds Trust (7) – Trustee; Source ETF Trust (2014-2015) - Trustee
Mark Zurack c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1957)	Trustee	Since 2011	Columbia Business School 2002 to Present - Professor	13	AQR Funds (49) - Trustee; Source ETF Trust (2014- 2015)-Trustee
Timothy Jacoby c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1952)	Trustee	Since 2014	Deloitte & Touche LLP 2000-2014 - Senior Partner	20	Exchange Listed Funds Trust (7)- Trustee; Source ETF Trust (2014- 2015) – Trustee; Edward Jones Money Market Fund - Trustee

(1)	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.
(2)	As of May 31, 2017.

25

ROBO Global®

Robotics and Automation Index ETF

Trustee and Officers of the Trust

(Unaudited) (concluded)

	Position(s)	Term of Office		Other
Name, Address, and	Held with the	and Length of	Principal Occupation(s) During Past 5	Directorships
Year of Birth	Trust	Time Served	Years	Held
Officers
J. Garrett Stevens c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1979)	Trustee and President	Trustee (Since 2009); President (Since 2011)	T.S. Phillips Investments, Inc., 2000 to present – Investment Advisor/Vice President; Exchange Traded Concepts Trust 2009 to 2011 – Chief Executive Officer and Secretary, 2011 - present – President; Exchange Traded Concepts, LLC 2009 to Present – Chief Executive Officer; Exchange Listed Funds Trust 2012 to present – President	ETF Series Solutions 2012- 2014 - Trustee
Richard Hogan c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1961)	Secretary	Since 2011	Exchange Traded Concepts, LLC, 2011 to present – President; Private Investor – 2003 to present; Exchange Listed Funds Trust, 2012 to present – Trustee and Secretary; Peconic Land Trust, 2012 to 2016 - Board Member: Yorkville ETF Advisors, 2011 to 2016 – Managing Member	Board Member of Peconic Land Trust of Suffolk County, NY; Exchange Listed Funds Trust (4) - Trustee
James J. Baker Jr. c/o Exchange Traded Concepts Trust 10900 Hefner Pointe Drive, Suite 207 Oklahoma City, OK 73120 (1951)	Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present – Managing Partner; Yorkville ETF Advisors, 2012 to 2016 – Managing Partner; Goldman Sachs, 2000 to 2011 – Vice President.	None
Eric Kleinschmidt c/o SEI Investments Company One Freedom Valley Drive Oaks, PA 19456 (1968)	Assistant Treasurer	Since 2013	Director, Fund Accounting, SEI Investments Global Funds Services, 2004 to present; Manager, Fund Accounting, 1999 to 2004.	None
Alyssa Garie c/o Cipperman Compliance Services LLC 480 E. Swedesford Road, Suite 300 Wayne, PA 19087 (1984)	Chief Compliance Officer	Since 2017	Cipperman Compliance Services, LLC, 2014 to present – Vice President; Mondrian Investment Partners (U.S.), Inc., 2006 to 2013 – Senior Associate.	None

26

ROBO Global®

Robotics and Automation Index ETF

Disclosure of Fund Expenses

(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an Advisory fee. In addition to the Advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs of your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in the examples below.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in each Fund and to compare these costs with those of other funds. The examples are based on an investment of $1000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	11/01/17	4/30/18	Ratios	Period(1)
ROBO Global® Robotics and Automation Index ETF
Actual Fund Return	$1,000.00	$998.50	0.95%	$4.71
Hypothetical 5% Return	$1,000.00	$1,020.08	0.95%	$4.76

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period shown).

27

ROBO Global®

Robotics and Automation Index ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have an April 30, 2018 tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2018 tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2018, the Fund is designating the following items with regard to distributions paid during the year.

Dividends
Qualifying For
Corporate
	Long Term	Ordinary		Dividend	Qualifying	U.S.	Qualified	Qualified Short-
	Capital Gain	Income	Total	Receivable	Dividend	Government	Interest	Term Capital
	Distribution	Distribution	Distributions	Deduction (1)	Income (2)	Interest (3)	Income (4)	Gain (5)
ROBO Global® Robotics and Automation Index ETF	0.00%	100.00%	100.00%	88.11%	100.00%	0.00%	0.00%	0.00%

(1)   Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

(2)   The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and its reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

(3)   U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

(4)   The percentage in this column represents the amount of “Qualifying Interest Income” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

(5)   The percentage in this column represents the amount of “Qualifying Short-Term Capital Gain” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

The fund intends to pass through a foreign tax credit to shareholders. For fiscal year ended 2018 the total amount of foreign source income is $1,486,454. The total amount of foreign tax paid is $1,601,294. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

28

ROBO Global®

Robotics and Automation Index ETF

Supplemental Information

(Unaudited)

Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of the Fund’s holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.roboglobaletfs.com.

29

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC

10900 Hefner Pointe Drive, Suite 207

Oklahoma City, OK 73120

Sub-Adviser:

Vident Investment Advisory, LLC

300 Colonial Center Parkway

Suite 330

Roswell, Georgia 30076

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1111 Pennsylvania Avenue NW

Washington, DC 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Ave.

Suite 800

Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

ROB-AR-001-0500

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a) (1) The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a) (2) The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a) (2)

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2018			2017
		All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre- approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$17,000	N/A	N/A	$14,500	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$3,500	N/A	N/A	$3,000	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)   The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved .

(e)(2)   Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2018	2017
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2018 and 2017 were $3,500 and $3,000, respectively.

(h)       During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

Items 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: July 9, 2018

By	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: July 9, 2018